Non-interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Net fee income
Facility fees	$ 372	$ 355	$ 375
Facility fees, percentage movement from prior period	5.00%
Facility fees, percentage movement from same period in prior year	(1.00%)
Transactions fees	$ 582	601	624
Transactions fees, percentage movement from prior period	(3.00%)
Transactions fees, percentage movement from same period in prior year	(7.00%)
Other non-risk fee income	$ (86)	(17)	(59)
Other non-risk fee income percentage movement from same period in prior year	46.00%
Fee income	$ 868	939	940
Fee income, percentage movement from prior period	(8.00%)
Fee income, percentage movement from same period in prior year	(8.00%)
Credit card loyalty programs	$ (62)	(58)	(63)
Credit card loyalty programs, percentage movement from prior period	7.00%
Credit card loyalty programs, percentage movement from same period in prior year	(2.00%)
Transaction fee related expenses	$ (51)	(52)	(51)
Transaction fee related expenses, percentage movement from prior period	(2.00%)
Fee expenses	$ (113)	(110)	(114)
Fee expenses, percentage movement from prior period	3.00%
Fee expenses, percentage movement from same period in prior year	(1.00%)
Net fee income	$ 755	829	826
Net fee income, percentage movement from prior period	(9.00%)
Net fee income, percentage movement from same period of prior year	(9.00%)
Net wealth management and insurance income
Wealth management income	$ 384	308	(32)
Wealth management income percentage movement from prior period	25.00%
Total insurance premium, investment and other income	$ 955	1,388	998
Total insurance premium, investment and other income percentage movement from prior period	(31.00%)
Total insurance premium, investment and other income percentage movement from same period in prior year	(4.00%)
Life insurance claims and changes in life insurance liabilities	$ (574)	(852)	(414)
Life insurance claims and changes in life insurance liabilities, percentage movement from prior period	(33.00%)
Life insurance claims and changes in life insurance liabilities, percentage movement from same period in prior year	39.00%
Total insurance claims, changes in insurance liabilities and other expenses	$ (874)	(993)	(640)
Total insurance claims, changes in insurance liabilities and other expenses, percentage movement from prior period	(12.00%)
Total insurance claims, changes in insurance liabilities and other expenses, percentage movement from same period in prior year	37.00%
Net wealth management and insurance income	$ 465	703	326
Net wealth management and insurance income, percentage movement from prior period	(34.00%)
Net wealth management and insurance income, percentage movement from same period of prior year	43.00%
Trading income	$ 460	492	437
Trading income, percentage movement from prior period	(7.00%)
Trading income, percentage movement from same period in prior year	5.00%
Other income
Dividends received from other entities	$ 1	2	4
Dividends received from other entities, percentage movement from prior period	(50.00%)
Dividends received from other entities, percentage movement from same period in prior year	(75.00%)
Net gain/(loss) on sale of associates			38
Net gain/(loss) on sale of associates, percentage movement from same period in prior year	(100.00%)
Net gain/(loss) on disposal of assets	$ 2	59	2
Net gain/(loss) on disposal of assets, percentage movement from prior period	(97.00%)
Net gain/(loss) on derivatives held for risk management purposes	$ (23)	17	(28)
Net gain/(loss) on derivatives held for risk management purposes, percentage movement from same period in prior year	(18.00%)
Net gain/(loss) on financial instruments measured at fair value	$ (92)	(83)	44
Net gain/(loss) on financial instruments measured at fair value, percentage movement from prior period	11.00%
Net gain/(loss) on disposal of controlled entities			3
Net gain/(loss) on disposal of controlled entities, percentage movement from same period in prior year	(100.00%)
Rental income on operating leases	$ 29	34	38
Rental income on operating leases, percentage movement from prior period	(15.00%)
Rental income on operating leases, percentage movement from same period in prior year	(24.00%)
Share of associates' net profit/(loss)	$ (14)	(13)	(10)
Share of associates' net profit/(loss), percentage movement from prior period	8.00%
Share of associates' net profit/(loss), percentage movement from same period in prior year	40.00%
Other	$ 21	(14)	36
Other, percentage movement from same period in prior year	(42.00%)
Total other income	$ (76)	2	127
Total non-interest income	$ 1,604	2,026	1,716
Total non-interest income, percentage movement from prior period	(21.00%)
Total non-interest income, percentage movement from same period in prior year	(7.00%)
Compliance, regulation and remediation provisions	$ 129	235	625
Life insurance
Net wealth management and insurance income
Life insurance premium income	$ 688	736	707
Life insurance premium income percentage movement from prior period	(7.00%)
Life insurance premium income percentage movement from same period in prior year	(3.00%)
Life insurance investment and other income	$ (4)	383	26
General insurance and LMI
Net wealth management and insurance income
General insurance and lenders mortgage insurance (LMI) net premium earned	$ 247	242	240
General insurance and lenders mortgage insurance (LMI) net premium earned percentage movement from prior period	2.00%
General insurance and lenders mortgage insurance (LMI) net premium earned percentage movement from same period in prior year	3.00%
General insurance and LMI investment and other income	$ 24	27	25
General insurance and LMI investment and other income, percentage movement from prior period	(11.00%)
General insurance and LMI investment and other income percentage movement from same period in prior year	(4.00%)
General insurance and LMI claims and other expenses	$ (300)	$ (141)	$ (226)
General insurance and LMI claims and other expenses percentage movement from prior period	113.00%
General insurance and LMI claims and other expenses percentage movement from same period in prior year	33.00%